Stock Based Compensation, Dividend Restrictions, and Calculations of Earnings Per Share of Common Stock	12 Months Ended
Dec. 31, 2012
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Stock Based Compensation, Dividend Restrictions, and Calculations of Earnings Per Share of Common Stock
(13)	STOCK-BASED COMPENSATION, DIVIDEND RESTRICTIONS, AND CALCULATIONS OF EARNINGS PER SHARE OF COMMON STOCK

Stock-Based Compensation

Pepco Holdings maintains a Long-Term Incentive Plan (LTIP) and a 2012 Long-Term Incentive Plan (2012 LTIP), the objective of each of which is to increase shareholder value by providing long-term and equity incentives to reward officers, key employees and non-employee directors of Pepco Holdings and its subsidiaries and to increase the ownership of Pepco Holdings common stock by such individuals. Any officer, key employee or non-employee director of Pepco Holdings or its subsidiaries may be designated as a participant. Under these plans, awards to officers, key employees and non-employee directors may be in the form of restricted stock, restricted stock units, stock options, performance shares and/or units, stock appreciation rights, unrestricted stock and dividend equivalents. At inception, 10 million and 8 million shares of common stock were authorized for issuance under the LTIP and the 2012 LTIP, respectively. The LTIP expired in accordance with its terms in 2012 and no new awards may be granted thereunder.

Total stock-based compensation expense recorded in the consolidated statements of income for the years ended December 31, 2012, 2011 and 2010 was $11 million, $6 million and $5 million, respectively, all of which was associated with restricted stock and restricted stock unit awards.

No material amount of stock compensation expense was capitalized for the years ended December 31, 2012, 2011 and 2010.

Restricted Stock and Restricted Stock Unit Awards

Description of awards

A number of programs have been established under the LTIP and the 2012 LTIP involving the issuance of restricted stock and restricted stock unit awards, including awards of performance-based restricted stock units, time-based restricted stock and restricted stock units, and retention restricted stock and restricted stock units. A summary of each of these programs is as follows:

•	Under the performance-based program, performance criteria are selected and measured over the specified performance period. Depending on the extent to which the performance criteria are satisfied, the participants are eligible to earn shares of common stock at the end of the performance period, ranging from 25% to 200% of the target award, and dividend equivalents accrued thereon.

•	Generally, time-based restricted stock and restricted stock unit award opportunities have a requisite service period of up to three years and, with respect to restricted stock awards, participants have the right to receive dividends on the shares during the vesting period. Under restricted stock unit awards, dividends are credited quarterly in the form of additional restricted stock units, which are paid when vested at the end of the service period.

•	In January, April and September 2012, retention awards in the form of 150,330 time-based and performance-based restricted stock units and 5,305 shares of unrestricted stock were granted to certain PHI executives. The time-based retention awards have a vesting period of three years, and the performance-based retention awards have a one-year performance period and are subject to the continued employment of the executive at the end of the performance period.

•	In May and September 2012, restricted stock units were granted to each non-employee director under the 2012 LTIP. A total of 40,749 units were granted and vest over a service period which ends upon the first to occur of (i) one year after the date of grant or (ii) the date of the next annual meeting of stockholders.

Activity for the year

The 2012 activity for non-vested, time-based restricted stock, restricted stock units and performance-based restricted stock unit awards, including retention awards, is summarized in the table below. For performance-based restricted stock unit awards, the table reflects awards projected to achieve 100% of targeted performance criteria for the 2010-2012, 2011-2013 and 2012-2014 award cycles.

	Number of Shares	Total Number of Shares	Weighted Average Grant Date Fair Value
Balance at January 1, 2012
Time-based restricted stock	241,689		$16.74
Time-based restricted stock units	170,531		18.87
Performance-based restricted stock units	765,139		19.28

Total		1,177,359

Granted during 2012
Unrestricted stock award	5,305		18.85
Time-based restricted stock units	342,673		19.69
Performance-based restricted stock units	412,503		21.13

Total		760,481

Vested during 2012
Unrestricted stock award	(5,305)		18.85
Time-based restricted stock	(107,054)		16.96
Time-based restricted stock units	—		—
Performance-based restricted stock units	(145,246)		17.02

Total		(257,605)

Forfeited during 2012
Time-based restricted stock	(28)		17.72
Time-based restricted stock units	—		—
Performance-based restricted stock units	—		—

Total		(28)

Balance at December 31, 2012
Time-based restricted stock	134,607		16.56
Time-based restricted stock units	513,204		19.42
Performance-based restricted stock units	1,032,396		20.34

Total		1,680,207

Grants included in the table above reflect 2012 grants of performance-based and retention restricted stock units, time-based and retention restricted stock units and unrestricted stock awards. PHI recognizes compensation expense related to performance-based restricted stock unit awards and time-based restricted stock and restricted stock unit awards based on the fair value of the awards at date of grant. The fair value is based on the market value of PHI common stock at the date the award opportunity is granted. The estimated fair value of the performance-based awards is also a function of PHI’s projected future performance relative to established performance criteria and the resulting payout of shares based on the achieved performance levels. PHI employed a Monte Carlo simulation to forecast PHI’s performance relative to the performance criteria and to estimate the potential payout of shares under the performance-based awards.

The following table provides the weighted average grant date fair value of those awards granted during each of the years ended December 31, 2012, 2011 and 2010:

	2012	2011	2010
Weighted average grant-date fair value of each award of time-based restricted stock and unrestricted stock awards granted during the year	$18.85	$—	$16.55

Weighted average grant-date fair value of each time-based restricted stock unit granted during the year	$19.69	$18.87	$—

Weighted average grant-date fair value of each performance-based restricted stock unit granted during the year	$21.13	$19.56	$20.11

As of December 31, 2012, there was approximately $13 million of future compensation cost (net of estimated forfeitures) related to non-vested restricted stock awards and restricted stock unit awards granted under the LTIP and the 2012 LTIP that PHI expects to recognize over a weighted-average period of approximately two years.

Stock options

Stock options to purchase shares of PHI’s common stock granted under the LTIP and the 2012 LTIP must have an exercise price at least equal to the fair market value of the underlying stock on the grant date. Stock options generally become exercisable on a specified vesting date or dates. All stock options must have an expiration date of no greater than ten years from the date of grant. No options have been granted under the LTIP since 2002. As of January 1, 2012, 30,925 options were outstanding at a weighted average exercise price of $20.75 and a weighted-average remaining contractual term of 0.03 years. As of December 31, 2012, all outstanding stock options under predecessor plans have expired. Total intrinsic value and tax benefits recognized for stock options exercised in 2011 and 2010 were immaterial. No options were exercised in 2012.

Non-employee directors were entitled, under the terms of the LTIP, to a grant on May 1 of each year of a nonqualified stock option for 1,000 shares of common stock. However, the Board of Directors previously determined not to make these grants and the LTIP expired by its terms on August 1, 2012.

Directors’ Deferred Compensation

Under the Pepco Holdings’ Executive and Director Deferred Compensation Plan, Pepco Holdings non-employee directors may elect to defer all or part of their cash retainer and meeting fees. Deferred retainer or meeting fees, at the election of the director, can be credited with interest at the prime rate or the return on selected investment funds or can be deemed invested in phantom shares of Pepco Holdings common stock on which dividend equivalent accruals are credited when dividends are paid on the common stock (or a combination of these options). All deferrals are settled in cash. The amount deferred by directors for each of the years ended December 31, 2012, 2011 and 2010 was not material.

Compensation expense recognized in respect of dividends and the increase in fair value for each of the years ended December 31, 2012, 2011 and 2010 was not material. The deferred compensation balance under this program was approximately $1 million at December 31, 2012 and 2011.

A separate deferral option under the 2012 LTIP gives non-employee directors the right to elect to defer the receipt of common stock upon vesting of restricted stock unit awards.

Dividend Restrictions

PHI, on a stand-alone basis, generates no operating income of its own. Accordingly, its ability to pay dividends to its shareholders depends on dividends received from its subsidiaries. In addition to their future financial performance, the ability of PHI’s direct and indirect subsidiaries to pay dividends is subject to limits imposed by: (i) state corporate laws, which impose limitations on the funds that can be used to pay dividends and, in the case of ACE, the regulatory requirement that it obtain the prior approval of the NJBPU before dividends can be paid if its equity as a percent of its total capitalization, excluding securitization debt, falls below 30%; (ii) the prior rights of holders of mortgage bonds and other long-term debt issued by the subsidiaries, and any other restrictions imposed in connection with the incurrence of liabilities; and (iii) certain provisions of ACE’s charter that impose restrictions on payment of common stock dividends for the benefit of preferred stockholders. Pepco, DPL and ACE have no shares of preferred stock outstanding at December 31, 2012. Currently, the capitalization ratio limitation to which ACE is subject and the restriction in the ACE charter do not limit ACE’s ability to pay common stock dividends. PHI had approximately $1,077 million and $1,040 million of retained earnings free of restrictions at December 31, 2012 and 2011, respectively. These amounts represent the total retained earnings balances at those dates.

For the years ended December 31, Pepco Holdings received dividends from its subsidiaries as follows:

Subsidiary	2012	2011	2010
	(millions of dollars)
Pepco	$35	$25	$115
DPL	—	60	23
ACE	35	—	35

Total	$70	$85	$173

Calculations of Earnings per Share of Common Stock

The numerator and denominator for basic and diluted earnings per share of common stock calculations are shown below.

	For the Years Ended December 31 ,
	2012	2011	2010
	(millions of dollars, except per share data)

Income (Numerator):

Net income from continuing operations	$218	$222	$91
Net income (loss) from discontinued operations	67	35	(59)

Net income	$285	$257	$32

Shares (Denominator) (in millions):
Weighted average shares outstanding for basic computation:
Average shares outstanding	229	226	224
Adjustment to shares outstanding	—	—	—

Weighted Average Shares Outstanding for Computation of Basic Earnings Per Share of Common Stock	229	226	224
Net effect of potentially dilutive shares (a)	1	—	—

Weighted Average Shares Outstanding for Computation of Diluted Earnings Per Share of Common Stock	230	226	224

Basic earnings per share of common stock from continuing operations	$0.95	$0.98	$0.41
Basic earnings (loss) per share of common stock from discontinued operations	0.30	0.16	(0.27)

Basic earnings per share	$1.25	$1.14	$0.14

Diluted earnings per share of common stock from continuing operations	$0.95	$0.98	$0.41
Diluted earnings (loss) per share of common stock from discontinued operations	0.29	0.16	(0.27)

Diluted earnings per share	$1.24	$1.14	$0.14

(a)	The number of options to purchase shares of common stock that were excluded from the calculation of diluted earnings per share as they are considered to be anti-dilutive were zero, 14,900 and 280,266 for the years ended December 31, 2012, 2011 and 2010, respectively.

Equity Forward Transaction

During 2012, PHI entered into an equity forward transaction in connection with a public offering of 17,922,077 shares of PHI common stock. The use of an equity forward transaction substantially eliminates future equity price risk by fixing a common equity offering sales price under the then existing market conditions, while mitigating immediate share dilution resulting from the offering by postponing the actual issuance of common stock until funds are needed in accordance with PHI’s capital investment and regulatory plans. PHI believed that the equity forward transaction substantially eliminated future equity price risk because the forward sale price was determinable as of the date that PHI entered into the equity forward transaction and was only reduced pursuant to the contractual terms of the equity forward transaction through the settlement date, which reductions were not affected by a future change in the market price of the PHI common stock.

Pursuant to the terms of this transaction, a forward counterparty borrowed 17,922,077 shares of PHI’s common stock from third parties and sold them to a group of underwriters for $19.25 per share, less an underwriting discount equal to $0.67375 per share.

The equity forward transaction had no initial fair value since it was entered into at the then market price of the common stock. PHI did not receive any proceeds from the sale of common stock until the equity forward transaction was settled, and at that time PHI recorded the proceeds in equity. PHI concluded that the equity forward transaction was an equity instrument based on the accounting guidance in ASC 480 and ASC 815, and that it qualified for an exception from derivative accounting under ASC 815 because the forward sale transaction was indexed to its own stock.

As allowed by the terms of the transaction, PHI physically settled the equity forward transaction on February 27, 2013 by issuing 17,922,077 shares of common stock at $17.39 per share to the forward counterparty. The proceeds of approximately $312 million were used to pay down outstanding commercial paper, a portion of which was issued in order to make capital contributions to the utilities, and for general corporate purposes.

During 2012, the equity forward transaction was reflected in PHI’s diluted earnings per share calculations using the treasury stock method. Under this method, the number of shares of PHI’s common stock used in calculating diluted earnings per share for a reporting period would be increased by the number of shares, if any, that would be issued upon physical settlement of the equity forward transaction less the number of shares that could be purchased by PHI in the market (based on the average market price during that reporting period) using the proceeds receivable upon settlement of the equity forward transaction (based on the adjusted forward sale price at the end of that reporting period). The excess number of shares is weighted for the portion of the reporting period in which the equity forward transaction is outstanding. For the year ended December 31, 2012, the equity forward transaction had a dilutive effect of $0.01 on PHI’s earnings per share.

Shareholder Dividend Reinvestment Plan

PHI maintains a Shareholder Dividend Reinvestment Plan (DRP) through which shareholders may reinvest cash dividends. In addition, existing shareholders can make purchases of shares of PHI common stock through the investment of not less than $25 each calendar month nor more than $200,000 each calendar year. Shares of common stock purchased through the DRP may be new shares or, at the election of PHI, shares purchased in the open market or in negotiated transactions. Approximately 2 million new shares were issued and sold under the DRP in each of 2012, 2011 and 2010.

Pepco Holdings Common Stock Reserved and Unissued

The following table presents Pepco Holdings’ common stock reserved and unissued at December 31, 2012:

Name of Plan	Number of Shares (a)
DRP	1,786,871
Conectiv Incentive Compensation Plan (b)	1,093,701
Potomac Electric Power Company Long-Term Incentive Plan (b)	298,543
Pepco Holdings Long-Term Incentive Plan (b)	7,665,981
Pepco Holdings 2012 Long-Term Incentive Plan	8,000,000
Pepco Holdings Non-Management Directors Compensation Plan	457,211
Pepco Holdings Retirement Savings Plan	604,075

Total	19,906,382

(a)	Excludes up to 31 million shares authorized by the Board of Directors on February 23, 2012 for potential issuance pursuant to the terms of the equity forward transaction.
(b)	No further awards will be made under this plan.